Employee Benefit Plans (Unfunded) (Details) - Schedule of Grauity - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Changes in projected benefit obligation (PBO)
PBO at the beginning of the year			$ 352,492	$ 286,714	$ 286,714	$ 341,727
Service cost					96,167	97,679
Interest cost					17,541	18,405
Actuarial loss/ (gain)	$ 41,219	$ 39,840	$ 37,035	$ 34,540	48,593	(45,373)
Benefits paid					(91,798)	(100,528)
Effect of exchange rate changes					(4,725)	(25,196)
PBO at the end of the period					352,492	286,714
Accrued pension liability
Current liability					93,967	70,872
Non-current liability					258,524	215,841
Total					352,492	286,714
Accumulated benefit obligation					$ 260,054	$ 202,036